Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of relationship with related parties

Names of related parties	Relationship with the Group
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company
Toshare Group Holding Limited(1)	Company controlled by the Founder
Suzhou Lebei Network Technology Co., Ltd(2)	Company controlled by one of the directors of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
(1)	Toshare Group Holding Limited was no longer a related party of the Company since September 2019.
(2)	Suzhou Lebei Network Technology Co., Ltd was no longer a related party of the Company since June 2018.

Schedule of significant related party transactions

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Services received from:
Tencent Group	516,014	1,266,362	2,298,074	330,098
Suzhou Lebei Network Technology Co., Ltd	2,444	—	—	—

Schedule of related party balances

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts due from related parties:
Current:
Tencent Group*	1,018,963	1,905,793	273,750
Ningbo Hexin Equity Investment Partnership **	—	459,632	66,022
Accounts due to related parties:
Current:
Toshare Group Holding Limited	19,966	—	—
Tencent Group	458,147	1,502,892	215,877

*  The balance represents receivables due from the online payment platform operated by Tencent Group.

** The balance represents a loan to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.